Property Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified																			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Machinery and equipment [Member]	Dec. 31, 2011 Machinery and equipment [Member]	Dec. 31, 2012 Computer software and hardware [Member]	Dec. 31, 2011 Computer software and hardware [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2012 Building and Improvements [Member]	Dec. 31, 2011 Building and Improvements [Member]	Dec. 31, 2012 Furniture, fixtures and transportation equipment [Member]	Dec. 31, 2011 Furniture, fixtures and transportation equipment [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Construction-in-progress [Member]	Dec. 31, 2011 Construction-in-progress [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member]	Dec. 31, 2011 Assets Held under Capital Leases [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] HFS Disposal Group [Member]	Dec. 31, 2012 Successor [Member] HFS Disposal Group [Member]	Dec. 31, 2012 Successor [Member] Harland Clark Segment [Member] Fair Value, Measurements, Nonrecurring [Member] Asset impairment charges [Member]	Dec. 31, 2011 Successor [Member] Faneuil Segment [Member]	Dec. 31, 2012 Successor [Member] Faneuil Segment [Member]	Dec. 31, 2012 Successor [Member] Faneuil Segment [Member] Fair Value, Measurements, Nonrecurring [Member] Asset impairment charges [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 21, 2011 Predecessor [Member] HFS Disposal Group [Member]	Dec. 31, 2010 Predecessor [Member] HFS Disposal Group [Member]	Dec. 21, 2011 Predecessor [Member] Harland Clark Segment [Member] Fair Value, Measurements, Nonrecurring [Member] Asset impairment charges [Member]	Dec. 31, 2010 Predecessor [Member] Harland Clark Segment [Member] Fair Value, Measurements, Nonrecurring [Member] Asset impairment charges [Member]	Dec. 21, 2011 Predecessor [Member] Faneuil Segment [Member]	Dec. 31, 2010 Predecessor [Member] Faneuil Segment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 269.5	$ 216.7	$ 92.3	$ 67.0	$ 91.0	$ 60.2	$ 22.2	$ 18.1	$ 29.1	$ 29.0	$ 9.1	$ 7.9	$ 8.2	$ 8.3	$ 17.6	$ 26.2	$ 4.6	$ 4.6
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(79.5)	(6.0)															(1.9)	(1.1)
Property, plant and equipment, net	190.0	210.7
Depreciation																			1.9	75.9	0.1	9.1		0	0.7		40.9	48.9	4.5	5.1			0.8	0.8
Impairment of Long-Lived Assets Held-for-use																							$ 0.6			$ 0.8					$ 0.5	$ 2.8